UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2006

ITEM 1. Schedule of Investments.
Worldwide Hard Assets Fund
Schedule of Portfolio Investments
September 30, 2006

Country	No. of Shares	Security		Value
Common Stocks:
Argentina 0.5%
	453,000	Trefoil Ltd. (NOK) †		$ 3,165,017
Australia 5.9%
	3,975,540	Aviva Corp. Ltd. † #		192,631
	922,978	BHP Billiton PLC (GBP) #		15,903,966
	1,366,000	Iluka Resources Ltd. #		7,225,320
	1,461,000	Lihir Gold Ltd. † #		3,076,681
	552,606	Newcrest Mining Ltd. #		9,234,210
	107,379	NGM Resources Ltd. † #		7,954
	911,000	Oil Search Ltd. #		2,299,402
				37,940,164
Austria 0.6%
	80,000	OMV AG #		4,148,405
Brazil 2.7%
	538,600	Cia Vale do Rio Doce (ADR)		11,612,216
	67,000	Petroleo Brasileiro S.A. (ADR)		5,616,610
				17,228,826
Canada 18.8%
	276,000	Agnico-Eagle Mines Ltd. (USD)		8,591,880
	42,500	Agnico-Eagle Mines Ltd. (USD) Warrants
		($19.00, expiring 11/07/07) †		623,050
	232,300	Alcan, Inc. (USD)		9,261,801
	462,000	Bema Gold Corp. †		2,033,585
	276,500	Bema Gold Corp. † R		1,217,070
	1,614,800	Brazilian Resources, Inc. † #		157,760
	45,000	Brookfield Properties Corp.		1,583,404
	83,000	First Capital Realty, Inc.		1,912,100
	83,600	First Quantum Minerals Ltd.		3,907,192
	80,000	FNX Mining Co., Inc. † R		894,654
	137,000	Gammon Lake Resources, Inc. †		1,562,738
	808,000	Killam Properties, Inc. † R		1,749,372
	1,150,000	Kinross Gold Corp. (USD) †		14,398,000
	1,080,000	Miramar Mining Corp. †		4,473,630
	720,000	Northern Orion Resources, Inc. †		2,834,265
	536,000	Northern Orion Resources, Inc. Warrants
		(CAD 2.00, expiring 5/29/08) † R		1,256,381
	25,000	NQL Energy Services, Inc. (Class A) † R		148,736
	141,500	Parkbridge Lifestyles Communities, Inc. †		683,605
	99,000	Penn West Energy Trust		3,622,545
	103,200	Petro-Canada (USD)		4,162,056
	22,200	Petrolifera Petroleum Ltd. †		415,102
	641,000	Petrolifera Petroleum Ltd. † R		11,985,596
	74,000	Petrolifera Petroleum Ltd. Warrants
		(CAD 1.50, expiring 10/18/06) † # R		1,284,366
	246,500	Petrolifera Petroleum Ltd. Warrants
		(CAD 3.00, expiring 5/8/07) † R		3,978,403
	330,000	Silver Wheaton Corp. †		3,097,025
	27,200	Suncor Energy, Inc.		1,951,392
	48,800	Suncor Energy, Inc. (USD)		3,516,040
	876,000	Talisman Energy, Inc.		14,295,003
	166,000	Teck Cominco Ltd.		10,395,885
	279,700	Timberwest Forest Corp.		3,560,852
	11,300	Timberwest Forest Corp. R		143,849
	130,800	Trican Well Service Ltd.		2,203,502
				121,900,839
Finland 0.3%
	144,000	Stora Enso Oyj (R Shares) #		2,178,115
Hong Kong 0.2%
	145,600	Sun Hung Kai Properties Ltd. #		1,587,712
Indonesia 0.0%
	165,000	Medco Energi Internasional Tbk PT #		62,056
Netherlands 1.9%
	359,500	Mittal Steel Co. N.V. (USD)		12,489,030
Norway 2.3%
	883,498	Seadrill Ltd. † #		11,671,151
	179,500	Sinvest ASA † #		3,163,754
				14,834,905
South Africa 2.8%
	1,022,400	Gold Fields Ltd. (ADR)		18,239,616
United Kingdom 4.6%
	808,600	Randgold Resources Ltd. (ADR) †		16,463,096
	328,000	Xstrata PLC #		13,541,343
				30,004,439
United States 55.6%
	1,149,400	AK Steel Holding Corp. †		13,953,716
	647,200	Alpha Natural Resources, Inc. †		10,199,872
	116,500	American Commercial Lines, Inc. †		6,925,925
	62,000	Apache Corp.		3,918,400
	161,500	Ashland, Inc.		10,300,470
	176,900	Aventine Renewable Energy
		Holdings, Inc. † R		3,783,891
	701,500	Bois d' Arc Energy, Inc. †		10,732,950
	218,600	Bunge Ltd.		12,667,870
	331,200	Celanese Corp.		5,928,480
	261,400	CF Industries Holdings, Inc.		4,462,098
	47,400	Chevron Corp.		3,074,364
	80,000	Chicago Bridge & Iron Co. N.V.		1,924,800
	156,200	Complete Production Services, Inc. †		3,083,388
	262,500	ConocoPhillips		15,626,625
	680,464	Delta Petroleum Corp. †		15,324,049
	221,000	Dominion Resources, Inc.		16,904,290
	528,000	Ellora Oil & Gas, Inc. † # R		5,965,133
	78,500	Exxon Mobil Corp.		5,267,350
	221,000	FMC Technologies, Inc. †		11,867,700
	270,000	Foundation Coal Holdings, Inc.		8,739,900
	311,800	Glamis Gold Ltd. †		12,294,274
	262,000	GlobalSantaFe Corp.		13,097,380
	430,600	Halliburton Co.		12,250,570
	165,000	McDermott International, Inc. †		6,897,000
	287,800	Mercer International, Inc. †		2,716,832
	120,472	National Oilwell Varco, Inc. †		7,053,636
	349,000	Newfield Exploration Co. †		13,450,460
	118,500	Norfolk Southern Corp.		5,219,925
	157,800	NRG Energy, Inc. †		7,148,340
	50,400	Oil States International, Inc. †		1,386,000
	336,000	PowerShares Global Water Portfolio ETF		5,681,760
	134,400	Quicksilver Resources, Inc. †		4,287,360
	159,800	Range Resources Corp.		4,033,352
	140,900	Schlumberger Ltd.		8,740,027
	171,400	Smithfield Foods, Inc. †		4,631,228
	634,400	Southwestern Energy Co. †		18,949,528
	206,500	Sunoco, Inc.		12,842,235
	96,500	Temple-Inland, Inc.		3,869,650
	149,000	Teton Energy Corp. †		722,650
	314,000	Transocean, Inc. †		22,994,220
	81,600	Weyerhaeuser Co.		5,020,848
	391,100	XTO Energy, Inc.		16,477,043
				360,415,589
Total Common Stocks 96.2%
(Cost: $482,634,553 )				624,194,713

Preferred Stocks:
(Cost:$74,370)
Russia 0.3%
	22,200	Surgutneftegaz OJSC (ADR)		1,931,400

Short-Term Obligations 2.4%		Date of Maturity	Interest Rate
Repurchase Agreement: Purchased on 09/29/06; maturity value $15,392,514 (with State Street Bank & Trust Co., collateralized by $15,695,000 Federal National Mortgage Association 4.25% due 5/15/09 with a value of $15,695,596) (Cost: $15,387,000)		10/2/06	4.30%	15,387,000
Total Investments 98.9%
(Cost: $ 498,095,923)				641,513,113
Other assets less liabilities 1.1%				6,918,779
Net Assets 100.0%				$648,431,892

Glossary:
ADR - American Depository Receipt
GDR - Global Depository Receipt
CAD - Canadian Dollar
GBP - British Pound
NOK - Norwegian Krone
USD - United States Dollar

† - Non-income producing
# - Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $81,699,959, which represented 12.6% of net assets.

R - Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities are considered liquid, unless otherwise noted, and the market value amounted to $32,407,451, or 5.0% of total net assets.

Restricted securities held by the Fund are as follows:
Security		Acquisition Date	Acquisition Cost	Value	Value as % of Net Assets
Aventine Renewable Energy Holdings, Inc.		12/12/05	$ 2,299,700	3,783,891	0.6%
Bema Gold Corp.		12/6/02	283,899	1,217,070	0.2%
Ellora Oil & Gas Co.		6/30/06	6,336,000	5,965,133	0.9%
FNX Mining Co., Inc.		6/27/02	263,123	894,654	0.1%
Killam Properties, Inc.		11/11/03	858,118	1,749,372	0.3%
Northern Orion Resources, Inc. Warrants (a)		5/16/03	-	1,256,381	0.2%
NQL Energy Services, Inc.		8/31/99	140,940	148,736	0.0%
Petrolifera Petroleum Ltd.		3/7/05	853,420	11,985,596	1.9%
Petrolifera Petroleum Ltd. Warrants (exp 10/18/06) (a)		3/7/05	-	1,284,366	0.2%
Petrolifera Petroleum Ltd. Warrants (exp 5/8/07) (a)		3/7/05	-	3,978,403	0.6%
Timberwest Forest Corp.		12/7/99	90,651	143,849	0.0%
				$ 32,407,451	5.0%
(a) - Illiquid security

Summary of Investments by Sector	% of Net Assets
Agriculture	2.0%
Basic Industry	2.3%
Consumer Goods	0.7%
Energy	54.0%
Industrial Metals	15.9%
Short-Term Obligations	2.4%
Paper And Forest	2.7%
Precious Metals	14.7%
Real Estate	1.2%
Transportation	2.1%
Utilities	0.9%
Other Assets Less Liabilities	1.1%
	100.0%

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”) which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Hard Assets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Hard Assets Fund

Date: November 29, 2006

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: November 29, 2006